Fair value measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair value measurements
Summary of financial assets and liabilities measured at fair value

	September 30, 2018
(Millions)	Fair Value	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
Assets measured at fair value
Fixed maturity investments:
U.S. Government and government agency	$115.7	$114.0	$1.7	$—
Corporate debt securities	794.8	—	794.8	—
Residential mortgage-backed securities	443.9	—	443.9	—
Asset-backed securities	413.6	—	413.6	—
Commercial mortgage-backed securities	152.8	—	152.8	—
Non-U.S. government and government agency	45.8	43.7	2.1	—
Preferred stocks	11.6	—	3.1	8.5
U.S. States, municipalities, and political subdivision	1.4	—	1.4	—
Total fixed maturity investments	1,979.6	157.7	1,813.4	8.5
Short-term investments	760.0	747.1	12.9	—
Equity securities	430.4	429.9	0.5	—
Other long-term investments(1)	67.5	—	—	67.5
Total investments	$3,237.5	$1,334.7	$1,826.8	$76.0
Derivative instruments	3.4	—	—	3.4
Total assets measured at fair value	$3,240.9	$1,334.7	$1,826.8	$79.4
Liabilities measured at fair value
Contingent consideration liabilities	$41.9	$—	$—	$41.9
Derivative instruments	8.2	—	—	8.2
Total liabilities measured at fair value	$50.1	$—	$—	$50.1

(1)Excludes fair value of $281.5 associated with hedge funds and private equity funds which fair value is measured using the NAV practical expedient.

	December 31, 2017
(Millions)	Fair Value	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
Assets measured at fair value
Fixed maturity investments:
U.S. Government and government agency	$84.8	$83.2	$1.6	$—
Corporate debt securities	1,014.5	—	1,014.5	—
Residential mortgage-backed securities(1)	293.5	—	293.5	—
Asset-backed securities	475.4	—	475.4	—
Commercial mortgage-backed securities(1)	191.0	—	191.0	—
Non-U.S. government and government agency	107.2	94.8	12.4	—
Preferred stocks	9.8	—	1.8	8.0
U.S. States, municipalities, and political subdivision	3.8	—	3.8	—
Total fixed maturity investments	2,180.0	178.0	1,994.0	8.0
Short-term investments	625.0	566.2	58.8	—
Equity securities	299.2	298.6	0.6	—
Other long-term investments(2)	64.2	—	—	64.2
Total investments	$3,168.4	$1,042.8	$2,053.4	$72.2
Derivative instruments	4.5	—	—	4.5
Total assets measured at fair value	$3,172.9	$1,042.8	$2,053.4	$76.7
Liabilities measured at fair value
Contingent consideration liabilities	$42.8	$—	$—	$42.8
Derivative instruments	10.6	—	—	10.6
Total liabilities measured at fair value	$53.4	$—	$—	$53.4

(1)2017 figures have been revised to correct for a misclassification in prior disclosure of subcategories within residential mortgage-backed securities and commercial mortgage -backed securities. Fair value and Level 2 input balances increased by $41.4 for residential mortgage-backed securities and decreased by the same amount for commercial mortgage-backed securities.

(2)Excludes fair value of $205.3 associated with hedge funds and private equity funds which fair value is measured using the NAV practical expedient.

	2017
	Fair	Level 1	Level 2	Level 3
	Value	Inputs	Inputs	Inputs
	(Millions)
Assets measured at fair value
Fixed maturity investments:
U.S. Government and government agency	$84.8	$83.2	$1.6	$—
Corporate debt securities	1,014.5	—	1,014.5	—
Asset-backed securities	475.4	—	475.4	—
Residential mortgage-backed securities	252.1	—	252.1	—
Commercial mortgage-backed securities	232.4	—	232.4	—
Non-U.S. government and government agency	107.2	94.8	12.4	—
Preferred stocks	9.8	—	1.8	8.0
U.S. States, municipalities, and political subdivision	3.8	—	3.8	—
Total fixed maturity investments	2,180.0	178.0	1,994.0	8.0
Short-term investments	625.0	566.2	58.8	—
Equity securities	299.2	298.6	0.6	—
Other long-term investments(1)	64.2	—	—	64.2
Total investments	$3,168.4	$1,042.8	$2,053.4	$72.2
Derivative instruments	4.5	—	—	4.5
Total assets measured at fair value	$3,172.9	$1,042.8	$2,053.4	$76.7
Liabilities measured at fair value
Contingent consideration liabilities	$42.8	$—	$—	$42.8
Derivative instruments	10.6	—	—	10.6
Total liabilities measured at fair value	$53.4	$—	$—	$53.4
(1)	Excludes fair value of $205.3 associated with hedge funds and private equity funds which fair value is measured at net asset value using the practical expedient.

	2016
	Fair	Level 1	Level 2	Level 3
	Value	Inputs	Inputs	Inputs
	(Millions)
Assets measured at fair value
Fixed maturity investments:
U.S. Government and government agency	$89.4	$86.2	$3.2	$—
Corporate debt securities	1,478.0	—	1,478.0	—
Asset-backed securities	467.8	—	455.8	12.0
Residential mortgage-backed securities	469.5	—	463.1	6.4
Commercial mortgage-backed securities	228.6	—	228.6	—
Non-U.S. government and government agency	146.5	18.1	128.4	—
Preferred stocks	10.8	—	1.8	9.0
U.S. States, municipalities, and political subdivision	1.0	—	1.0	—
Total fixed maturity investments	2,891.6	104.3	2,759.9	27.4
Short-term investments	538.0	498.7	39.3	—
Equity securities	123.0	123.0	—	—
Other long-term investments(1)	29.1	—	—	29.1
Total investments	$3,581.7	$726.0	$2,799.2	$56.5
Derivative instruments	12.7	—	—	12.7
Total assets measured at fair value	$3,594.4	$726.0	$2,799.2	$69.2
Liabilities measured at fair value
Contingent consideration liabilities	$—	$—	$—	$—
Derivative instruments	—	—	—	—
Total liabilities measured at fair value	$—	$—	$—	$—
(1)	Excludes fair value of $95.7 associated with hedge funds and private equity funds which fair value is measured at net asset value using the practical expedient.

Rollforward of Level 3 fair value measurements

	For the Three Months Ended September 30, 2018
		Other	Derivative	Contingent
		long-term	instruments assets	consideration
(Millions)	Fixed Maturities	investments(1)	&(liabilities)	(liabilities)
Balance at June 30, 2018	$6.0	$69.0	$(5.8)	$(42.8)
Fair value of contingent consideration liabilities at date of purchase (See Note 3)	—	—	—	—
Adjustment to fair value of contingent consideration liabilities	—	—	—	—
Total realized and unrealized gains (losses)	0.1	(1.6)	1.7	—
Foreign currency gains (losses) through Other Comprehensive Income	—	0.1	—	—
Purchases	2.4	0.2	—	—
Sales/Settlements	—	(0.2)	(0.7)	0.9
Balance at September 30, 2018	$8.5	$67.5	$(4.8)	$(41.9)

(1)Excludes fair value of $281.5 associated with hedge funds and private equity funds which fair value is measured using the NAV practical expedient.

	For the Three Months Ended September 30, 2017
		Other	Derivative	Contingent
		long-term	instruments assets	consideration
(Millions)	Fixed Maturities	investments(1)	&(liabilities)	(liabilities)
Balance at June 30, 2017	$9.5	$62.9	$(9.5)	$(119.2)
Fair value of contingent consideration liabilities at date of purchase (See Note 3)	—	—	—	—
Adjustment to fair value of contingent consideration liabilities	—	—	—	(3.1)
Total realized and unrealized gains (losses)	(4.7)	0.7	4.3	—
Foreign currency gains (losses) through Other Comprehensive Income	—	—	—	—
Purchases	2.2	—	—	—
Sales/Settlements	—	(0.2)	(1.2)	—
Balance at September 30, 2017	$7.0	$63.4	$(6.4)	$(122.3)

(1)Excludes fair value of $172.6 associated with hedge funds and private equity funds which fair value is measured using the NAV practical expedient.

The following tables present changes in Level 3 for financial instruments measured at fair value for the nine months ended September 30, 2018 and 2017:

	For the Nine Months Ended September 30, 2018
		Other	Derivative	Contingent
		long-term	instruments assets	consideration
(Millions)	Fixed Maturities	investments(1)	&(liabilities)	(liabilities)
Balance at December 31, 2017	$8.0	$64.2	$(6.1)	$(42.8)
Fair value of contingent consideration liabilities at date of purchase (See Note 3)	—	—	—	—
Adjustment to fair value of contingent consideration liabilities	—	—	—	—
Total realized and unrealized gains (losses)	(2.0)	7.7	7.3	—
Foreign currency gains (losses) through Other Comprehensive Income	—	(1.5)	—	—
Purchases	3.0	1.2	—	—
Sales/Settlements	(0.5)	(4.1)	(6.0)	0.9
Balance at September 30, 2018	$8.5	$67.5	$(4.8)	$(41.9)

(1)Excludes fair value of $281.5 associated with hedge funds and private equity funds which fair value is measured using the NAV practical expedient.

	For the Nine Months Ended September 30, 2017
		Other	Derivative	Contingent
		long-term	instruments assets	consideration
(Millions)	Fixed Maturities	investments(1)	&(liabilities)	(liabilities)
Balance at December 31, 2016	$27.7	$29.1	$12.7	$—
Fair value of contingent consideration liabilities at date of purchase (See Note 3)	—	—	—	(122.3)
Adjustment to fair value of contingent consideration liabilities	—	—	—	—
Total realized and unrealized gains (losses)	(5.1)	(0.7)	(9.6)	—
Foreign currency gains (losses) through Other Comprehensive Income	0.1	1.1	—	—
Purchases	2.7	34.5	—	—
Sales/Settlements	(18.4)	(0.6)	(9.5)	—
Balance at September 30, 2017	$7.0	$63.4	$(6.4)	$(122.3)

(1)Excludes fair value of $172.6 associated with hedge funds and private equity funds which fair value is measured using the NAV practical expedient.

	2017
			Derivative
		Other	instruments	Contingent
	Fixed	long-term	assets &	consideration
	Maturities	investments(1)	(liabilities)	(liabilities)
	(Millions)
Balance at January 1, 2017	$27.4	$29.1	$12.7	$—
Fair value of contingent consideration liabilities at date of purchase (See Note 3)	—	—	—	(122.2)
Total realized and unrealized gains	(4.9)	(0.5)	(14.6)	48.8
Foreign currency losses through Other Comprehensive Income	(0.1)	1.0	—	—
Purchases	4.7	36.0	—	—
Sales/Settlements	(1.0)	(1.4)	(4.2)	30.6
Transfers out(2)	(18.4)	—	—	—
Balance at December 31, 2017	$8.0	$64.2	$(6.1)	$(42.8)
(1)	Excludes fair value of $205.3 associated with hedge funds and private equity funds which fair value is measured at net asset value using the practical expedient.
(2)	Transfer from Level 3 to Level 2.

	2016
			Derivative
		Other	instruments	Contingent
	Fixed	long-term	assets &	consideration
	Maturities	investments(1)	(liabilities)	(liabilities)
	(Millions)
Balance at January 1, 2016	$3.0	$19.7	$(0.1)	$—
Fair value of contingent consideration liabilities at date of purchase (See Note 3)	—	—	—	—
Total realized and unrealized gains	(0.1)	1.1	10.7	—
Foreign currency losses through Other Comprehensive Income	—	(0.2)	—	—
Purchases	26.7	9.1	—	—
Sales/Settlements	—	(0.6)	2.1	—
Transfers out(2)	(2.2)	—	—	—
Balance at December 31, 2016	$27.4	$29.1	$12.7	$—
(1)	Excludes fair value of $95.7 associated with hedge funds and private equity funds which fair value is measured at net asset value using the practical expedient.
(2)	Transfer from Level 3 to Level 2.

Schedule of significant unobservable inputs used for recurring fair value measurements for Level 3 instruments

(Millions, except share prices)	September 30, 2018
Description	Valuation Technique(s)	Fair Value	Unobservable Input
Private equity securities (1)	Share price of recent transaction	$32.5	Share price	$40.63
Private equity securities (1)	Multiple of GAAP book value	$16.6	Book value multiple	1.0	X
Private debt instrument (1)	Purchase price of recent transaction	$9.0	Purchase price	$9.0
Private debt instrument (1)	Purchase price of recent transaction	$6.0	Purchase price	$6.0
Preferred stock (1)	Share price of recent transaction	$4.6	Average share price	$1.88
Preferred stock (1)	Purchase price of recent transaction	$3.9	Average share price	$0.6
Weather derivatives(2)	Third party appraisal	$3.0	Broker quote	$3.0
Private debt instrument(1)	Purchase price of recent transaction	$1.3	Purchase price	$1.3
Private equity securities(1)	Purchase price of recent transaction	$0.9	Purchase price	$0.9
Private debt instrument(1)	Projected cash flows	$0.9	Effective yield	$0.9
Interest rate cap (2)	Third party appraisal	$0.4	Broker quote	$0.4
Private equity securities(1)	Purchase price of recent transaction	$0.3	Purchase price	$0.3
Currency swaps (2)	Third party appraisal	$(8.2)	Broker quote	$(8.2)
Contingent consideration	External valuation model	$(41.9)	Discounted future payments	$(41.9)

 (1)As of September 30, 2018, each asset type consists of one security.

(2)See Note 11 for discussion of derivative instruments.

(Millions, except share prices)	December 31, 2017
Description	Valuation Technique(s)	Fair Value	Unobservable Input
Private equity securities (1)	Share price of recent transaction	$25.0	Purchase share price	$31.25
Private equity securities (1)	Multiple of GAAP book value	$17.2	Book value multiple	1.0	X
Private debt instrument (1)	Purchase price of recent transaction	$9.0	Purchase price	$9.0
Private debt instrument (1)	Purchase price of recent transaction	$9.0	Purchase price	$9.0
Preferred stock (1)	Purchase price of recent transaction	$6.0	Average share price	$0.6
Weather derivatives (2)	Third party appraisal	$4.2	Broker quote	$4.2
Private debt instrument (1)	Internal valuation model	$2.5	Purchase price less pay down	$2.5
Preferred stock (1)	Share price of recent transaction	$2.0	Average share price	$11.79
Private debt instrument (1)	Purchase price of recent transaction	$1.5	Purchase price	$1.5
Interest rate cap (2)	Third party appraisal	$0.3	Broker quote	$0.3
Currency swaps (2)	Third party appraisal	$(10.6)	Broker quote	$(10.6)
Contingent consideration	External valuation model	$(42.8)	Discounted future payments	$(42.8)

(1)As of December 31, 2017, each asset type consists of one security.

(2)See Note 11 for discussion of derivative instruments.

	2017
		Fair
Description	Valuation Technique(s)	Value	Unobservable Input
	(Millions)
Private equity securities (1)	Share price of recent transaction	$25.0	Purchase share price	$31.25
Private equity securities (1)	Multiple of GAAP book value	$17.2	Book value multiple	1.0	X
Private debt instrument (1)	Purchase price of recent transaction	$9.0	Purchase price	$9.0
Private debt instrument (1)	Purchase price of recent transaction	$9.0	Purchase price	$9.0
Preferred stock (1)	Purchase price of recent transaction	$6.0	Average share price	$0.6
Weather derivatives(2)	External pricing model	$4.2	Broker quote	$4.2
Private debt instrument(1)	Internal valuation model	$2.5	Purchase price less pay down	$2.5
Preferred stock(1)	Share price of recent transaction	$2.0	Average share price	$11.79
Private debt instrument(1)	Purchase price of recent transaction	$1.5	Purchase price	$1.5
Interest rate cap (2)	External pricing model	$0.3	Broker quote	$0.3
Currency swaps (2)	External pricing model	$(10.6)	Broker quote	$(10.6)
Contingent consideration	External valuation model	$(42.8)	Discounted future payments	$(42.8)
(1)	As of December 31, 2017 each asset type consists of one security.
(2)	See Note 13 for discussion of derivative instruments.

	2016
		Fair
Description	Valuation Technique(s)	Value	Unobservable Input
	(Millions)
Private equity securities (1)	Multiple of GAAP book value	$16.1	Book value multiple	1.0	X
Asset-backed securities(1)	Broker pricing	$12.0	Purchase price	$12.0
Private debt instrument (1)	Purchase price of recent transaction	$9.0	Purchase price	$9.0
Residential mortgage-backed securities(1)	Broker pricing	$6.4	Purchase price	$6.4
Preferred stock (1)	Purchase price of recent transaction	$6.0	Average share price	$0.6
Weather derivatives (2)	External pricing model	$5.8	Broker quote	$5.8
Currency swaps(2)	External pricing model	$5.2	Broker quote	$5.2
Private debt instrument(1)	Purchase price of recent transaction	$3.3	Purchase price less pay down	$3.3
Preferred stock(1)	Average fair value	$3.0	Average share price	$86.3
Interest rate cap (2)	External pricing model	$1.7	Broker quote	$1.7
Common stock warrant(1)	Average fair value	$0.5	Discount rate range	14-17%
(1)	As of December 31, 2016 each asset type consists of one security.
(2)	See Note 13 for discussion of derivative instruments.

Schedule of financial instruments disclosed, but not carried at fair value

	September 30, 2018		December 31, 2017
(Millions)	Fair Value(1)	Carrying Value	Fair Value(1)	Carrying Value
Liabilities, Mezzanine equity, and Non-controlling interest:
2017 SEK Subordinated Notes	$313.7	$304.6	$341.4	$330.7
2016 SIG Senior Notes	$367.2	$393.1	$392.3	$392.5
Series A redeemable preference shares	$95.0	$108.8	$90.0	$106.1

(1)Fair value estimated by internal pricing and considered a Level 3 measurement.

	2017		2016
	Fair	Carrying	Fair	Carrying
	Value(1)	Value	Value(1)	Value
	(Millions)
Liabilities, Mezzanine equity, and Non-controlling interest:
2017 SEK Subordinated Notes	$341.4	$330.7	$—	$—
2016 SIG Senior Notes	$392.3	$392.5	$382.4	$392.5
Old Lyme Note	$—	$—	$3.7	$3.7
Series A redeemable preference shares	$90.0	$106.1	$—	$—
SIG Preference Shares	$—	$—	$252.8	$250.0
(1)	Fair value estimated by internal pricing and considered a Level 3 measurement.